Loss Per Share (Details) - Schedule of Computing Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Computing Basic and Diluted Net Loss Per Share [Abstract]
Shares of ordinary share used in computing diluted net loss per share	13,640,168	11,504,521	6,243,411
Net loss per share of ordinary share, diluted	$ (0.83)	$ (1.07)	$ (0.65)